Segment reporting	12 Months Ended
Sep. 30, 2025
Segment reporting
Segment reporting

FINANCIAL PERFORMANCE

Note 2.Segment reporting

Accounting policy

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflect the management of the business, rather than the legal structure of Westpac.

Internally, Westpac uses an adjusted AAS measure of performance which excludes Notable Items in assessing the financial performance of its segments.

Notable Items are items that management believes are not reflective of Westpac’s ongoing business performance and are grouped into the following broad categories:

●
Unrealised fair value gains and losses on economic hedges that do not qualify for hedge accounting
●
Net ineffectiveness on qualifying hedges
●
Large items that are not reflective of Westpac’s ordinary operations. In individual reporting periods large items may include:

–

Provisions for remediation, litigation, fines and penalties

–

The impact of asset sales and revaluations

–

The write-down of assets (including goodwill and capitalised software)

–

Restructuring costs

The performance of each operating segment reflects internal charges, transfer pricing adjustments and revenue and expenses resulting from inter-segment transactions. These are eliminated on consolidation in the Group Businesses segment. Inter-segment pricing is determined on an arm’s length basis.

Notable Items presentation

In prior years, Segment information was presented with a separate line item for Notable Items impacting Operating income and Operating expense for each segments. To align with internal presentation in 2025, Segment results are presented excluding Notable Items, and reconciled at a Group level to the Statutory Profit. Accordingly, prior period presentations have been reclassified to reflect current presentation.

Reportable operating segments

We are one of Australia’s leading providers of banking and selected financial services, operating under multiple brands, and predominantly in Australia and New Zealand, with a small presence in Europe, North America, Asia and the Pacific. We operate significant online capability supported by an extensive branch and ATM network, call centres and relationship bankers. Our operations comprise the following key segments:

●	Consumer provides banking products and services to customers in Australia through three lines of business consisting of mortgages, consumer finance and cash and transactional banking.
●	Business & Wealth comprises Business Banking for customers generally up to $200 million in exposure, Wealth Management, Private Wealth and Westpac Pacific.
●	Institutional delivers a broad range of financial products and services to corporate, institutional and government customers.
●	New Zealand provides banking, and wealth products and services for consumer, business and institutional customers in New Zealand.
●	Group Businesses includes Treasury, Enterprise services and other costs not directly attributable to segments including Corporate Affairs, Finance and HR services, a portion of enterprise technology costs related to UNITE in prior periods, certain customer remediation expenses and enterprise provisions. It also includes Group-wide consolidation entries.

Changes in Segment Composition

In 2025, the following changes to Segment results were applied:

●	The merchants services business was transferred from Business & Wealth to Institutional given strategic alignment with the management of payments infrastructure;
●	The contribution from the auto finance portfolio, which was sold in March 2025, was transferred from Business & Wealth to Group Businesses; and
●	The realignment of Consumer, Business & Wealth and Institutional Human Resources and Finance function expenses to Group Businesses.

Note 2.Segment reporting (Continued)

Results for 2025 reflect the new segment composition. As the impact of these changes on segment results were immaterial, comparatives were not revised.

The following tables present the segment results for Westpac.

		Business &		New	Group		Notable	Income
$m	Consumer	Wealth	Institutional	Zealand (A$)	Businesses	Total	Items	Statement
2025
Net interest income	7,863	5,346	2,413	2,568	1,283	19,473	(93)	19,380
Net fee income	538	256	773	170	(5)	1,732	-	1,732
Net wealth management income	-	434	-	43	(1)	476	-	476
Trading income	10	67	577	37	13	704	13	717
Other income	13	7	45	(4)	18	79	-	79
Net operating income	8,424	6,110	3,808	2,814	1,308	22,464	(80)	22,384
Operating expenses	(4,932)	(2,727)	(1,647)	(1,342)	(1,268)	(11,916)	-	(11,916)
Pre-provision profit	3,492	3,383	2,161	1,472	40	10,548	(80)	10,468
Impairment (charges)/benefits	(217)	(245)	1	41	(4)	(424)	-	(424)
Profit before income tax expense	3,275	3,138	2,162	1,513	36	10,124	(80)	10,044
Income tax (expense)/benefit	(993)	(952)	(587)	(423)	(180)	(3,135)	24	(3,111)
Net profit attributable to NCI	-	-	-	-	(17)	(17)	-	(17)
Net profit attributable to owners of WBC (excluding Notable Items)	2,282	2,186	1,575	1,090	(161)	6,972	(56)	6,916
Notable Items (post-tax)	-	-	-	(3)	(53)	(56)
Net profit attributable to owners of WBC	2,282	2,186	1,575	1,087	(214)	6,916
Balance sheet
Loans	525,447	115,203	117,704	93,443	56	851,853
Deposits and other borrowings	366,299	152,312	131,379	72,806	47,661	770,457

2024
Net interest income	7,632	5,338	2,240	2,388	1,318	18,916	(163)	18,753
Net fee income	515	341	653	179	(16)	1,672	-	1,672
Net wealth management income	-	395	-	39	7	441	-	441
Trading income	-	57	635	40	(16)	716	(12)	704
Other income	13	5	(23)	(1)	24	18	-	18
Net operating income	8,160	6,136	3,505	2,645	1,317	21,763	(175)	21,588
Operating expenses	(4,787)	(2,626)	(1,465)	(1,262)	(804)	(10,944)	-	(10,944)
Pre-provision profit	3,373	3,510	2,040	1,383	513	10,819	(175)	10,644
Impairment (charges)/benefits	(248)	(142)	(120)	(25)	(2)	(537)	-	(537)
Profit before income tax expense	3,125	3,368	1,920	1,358	511	10,282	(175)	10,107
Income tax (expense)/benefit	(941)	(1,012)	(553)	(379)	(284)	(3,169)	52	(3,117)
Net profit attributable to NCI	-	-	-	-	-	-	-	-
Net profit attributable to owners of WBC (excluding Notable Items)	2,184	2,356	1,367	979	227	7,113	(123)	6,990
Notable Items (post-tax)	-	-	-	(6)	(117)	(123)
Net profit attributable to owners of WBC	2,184	2,356	1,367	973	110	6,990
Balance sheet
Loans	510,317	101,989	100,582	93,833	46	806,767
Deposits and other borrowings	334,462	144,289	119,795	74,912	47,031	720,489

Note 2.Segment reporting (Continued)

		Business &		New	Group		Notable	Income
$m	Consumer	Wealth	Institutional	Zealand (A$)	Businesses	Total	Items	Statement
2023
Net interest income	8,177	4,992	1,926	2,317	1,002	18,414	(97)	18,317
Net fee income	504	360	596	177	8	1,645	-	1,645
Net wealth management income	-	425	-	33	114	572	(10)	562
Trading income	-	47	692	33	(22)	750	(33)	717
Other income	20	12	79	(3)	53	161	243	404
Net operating income	8,701	5,836	3,293	2,557	1,155	21,542	103	21,645
Operating expenses	(4,533)	(2,459)	(1,316)	(1,186)	(738)	(10,232)	(460)	(10,692)
Pre-provision profit	4,168	3,377	1,977	1,371	417	11,310	(357)	10,953
Impairment (charges)/benefits	(179)	(257)	(87)	(124)	(1)	(648)	-	(648)
Profit before income tax expense	3,989	3,120	1,890	1,247	416	10,662	(357)	10,305
Income tax (expense)/benefit	(1,196)	(922)	(543)	(352)	(275)	(3,288)	184	(3,104)
Net profit attributable to NCI	-	(5)	-	-	(1)	(6)	-	(6)
Net profit attributable to owners of WBC (excluding Notable Items)	2,793	2,193	1,347	895	140	7,368	(173)	7,195
Notable Items (post-tax)	(148)	(107)	(10)	(7)	99	(173)
Net profit attributable to owners of WBC	2,645	2,086	1,337	888	239	7,195
Balance sheet
Loans	492,716	95,548	92,568	92,488	(66)	773,254
Deposits and other borrowings	308,342	140,536	116,052	76,544	46,694	688,168

Notable Items after tax

$m	2025	2024	2023
Economic hedges	(43)	(128)	(92)
Hedge ineffectiveness	(13)	5	66
Hedging items	(56)	(123)	(26)
Provisions for remediation, litigation, fines and penalties	-	-	(176)
Asset sales and revaluations	-	-	256
The write-down of assets	-	-	(87)
Restructuring costs	-	-	(140)
Large items	-	-	(147)
Total Notable Items after tax	(56)	(123)	(173)

Note 2.Segment reporting (Continued)

Revenue from products and services

Details of revenue from external customers by product or service are disclosed in Note 3 and Note 4. No single customer amounted to greater than 10% of the Group’s revenue.

Geographic segments

Geographic segments are based on the location of the office where the following items were recognised:

	2025		2024		2023
	$m	%	$m	%	$m	%
Revenue
Australia	48,212	83.1	48,442	84.7	40,222	85.4
New Zealand	8,014	13.8	6,809	11.9	5,053	10.7
Other overseas[a]	1,820	3.1	1,931	3.4	1,805	3.9
Total	58,046	100.0	57,182	100.0	47,080	100.0
Non-current assets[b]
Australia	11,322	89.0	11,573	89.0	11,782	89.7
New Zealand	1,252	9.8	1,319	10.1	1,282	9.8
Other overseas[a]	157	1.2	105	0.9	67	0.5
Total	12,731	100.0	12,997	100.0	13,131	100.0

a.	Other overseas included Pacific Islands, Asia, the Americas and Europe.
b.	Non-current assets represents property and equipment, and intangible assets.